JPMorgan Growth Advantage Fund Investment Objectives and Goals - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Growth Advantage Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/JGRJX; R3/JGTTX; R4/JGTUX; R5/JGVRX; R6/JGVVX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital growth.